CONSOLIDATED STATEMENT OF CHANGES IN EQUITY - EUR (€) € in Millions	Total	Share capital	Share premium	Re- measurement	Cash flow hedges	Foreign currency translation reserve	Other reserves	Retained earnings	Total	Non-controlling interests
Beginning balance at Dec. 31, 2020	€ (101)	€ 3	€ 420	€ (192)	€ 9	€ (13)	€ 68	€ (410)	€ (115)	€ 14
Net income	262							257	257	5
Other comprehensive income / (loss)	119			98	(13)	32			117	2
Total comprehensive income	381			98	(13)	32		257	374	7
Share-based compensation	15						15		15
Transactions with non-controlling interests	(4)									(4)
Ending balance at Dec. 31, 2021	291	3	420	(94)	(4)	19	83	(153)	274	17
Net income	308							301	301	7
Other comprehensive income / (loss)	137			122	(6)	22			138	(1)
Total comprehensive income	445			122	(6)	22		301	439	6
Share-based compensation	18						18		18
Transactions with non-controlling interests	(2)									(2)
Ending balance at Dec. 31, 2022	752	3	420	28	(10)	41	101	148	731	21
Net income	129							125	125	4
Other comprehensive income / (loss)	(34)			(14)	6	(25)			(33)	(1)
Total comprehensive income	95			(14)	6	(25)		125	92	3
Share-based compensation	20						20		20
Other	0			(1)				1
Transactions with non-controlling interests	(3)									(3)
Ending balance at Dec. 31, 2023	€ 864	€ 3	€ 420	€ 13	€ (4)	€ 16	€ 121	€ 274	€ 843	€ 21